STOCK OPTIONS (Tables)	12 Months Ended
Mar. 31, 2015
STOCK OPTIONS [Abstract]
Summary of Stock Option Activity

In April 2014, 50,000 options were exercised by a consultant at an exercise price of $0.10 per share or total proceeds to the Company of $5,000.

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2014 and 2015 is as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	2,275,000	$0.16
Granted	4,225,000
Exercised	(1,250,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2014	5,150,000	$0.26
Granted	1,350,000
Exercised	(50,000)
Cancelled	(125,000)
Balance outstanding at March 31, 2015	6,325,000	$0.33
Balance exercisable at March 31,2015	5,189,587	$0.32

Options to Purchase Common Shares

A summary of the Company’s stock options outstanding as of March 31, 2015 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price
Options Outstanding, March 31, 2015	1,300,000	$0.10	$1.00
	200,000	$0.27	$0.27
	2,200,000	$0.31 - 0.38	$0.31-0.38
	2,025,000	$0.40-.047	$0.40-0.47
	600,000	$0.51	$0.51
	6,325,000
Options Exercisable, March 31, 2015	1,300,000	$0.10	$1.00
	200,000	$0.27	$0.27
	1,300,002	$0.31-0.36	$0.31-0.36
	1,789,585	$0.40-0.47	$0.40-0.47
	600,000	$0.51	$0.51
	5,189,587